Debt - Summary of Short Term Debt Maturities (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 145,222,672	$ 148,083,184	$ 7,055
Weighted average interest rate	4.02%	2.23%
Senior Notes 1 [member] | Obligations and senior notes [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 60,353,052	$ 95,007,014
Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	84,856,270	53,062,260
Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 13,350	$ 13,910